FINANCIAL INSTRUMENTS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Statement [Line Items]
Cash	$ 138,646	$ 101,724
Current liabilities	$ 29,260	32,506
Interest Rate Risk [Member]
Statement [Line Items]
Asset and liability exposure, description	A 10% change in the interest rate would not result in a material impact on the Company’s operations
Liquidity Risk [Member]
Statement [Line Items]
Cash	$ 138,646
Current liabilities	139,724
Foreign Currency Risk [Member]
Statement [Line Items]
Impact on net earning (loss)	366	248
Derivative asset	190	1,314
Price Risk [Member]
Statement [Line Items]
Impact on net earning (loss)	487	743
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Impact on net earning (loss)	$ 1,177	$ 384